Cover	Nov. 09, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	IHEARTMEDIA, INC.
Entity Central Index Key	0001400891
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38987
Entity Tax Identification Number	26-0241222
Entity Address, Address Line One	20880 Stone Oak Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	210
Local Phone Number	822-2828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	IHRT
Security Exchange Name	NASDAQ
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock Purchase Rights
Trading Symbol	IHRT
Security Exchange Name	NASDAQ